Summary of Significant Accounting Policies - Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Asset retirement obligations
Beginning balance	$ 84	$ 81
Liability incurred	1	1
Accretion expense	3	2
Ending balance	$ 88	$ 84